Short-Term and Long-Term Debt (Assets Provided as Collateral for Short-Term and Long-Term Debt Payables to Financial Institutions) (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Debt Disclosure [Abstract]
Minimum lease payments, loans and investment in operating leases	¥ 109,210
Investment in securities	160,408
Property under facility operations	31,264
Other assets and other	28,895
Pledged Assets, Other, Not Separately Reported on Statement of Financial Position, Total	¥ 329,777